Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value	$ .001	$ .001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	125,654,592	122,642,247	94,343,776
Common stock, shares outstanding	125,654,592	122,642,247	94,343,776